Employee Benefit Plans (Tables)	9 Months Ended
Sep. 30, 2013
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended September 30,		Nine months ended September 30,

	2013	2012	2013	2012
Components of net periodic benefit cost:
Service cost	$3,932	$2,645	$11,601	$7,982
Interest cost	6,635	6,590	20,130	19,528
Expected return on plan assets	(3,415)	(3,796)	(10,215)	(11,446)
Amortization of unrealized losses	6,318	4,794	19,095	13,537
Net periodic benefit costs	$13,470	$10,233	$40,611	$29,601